Securities - Summary of Allowance for Credit Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of financial assets [line items]
Balance at beginning of year	$ 4,736
Balance at end of year	4,870	$ 4,736	$ 4,455	$ 4,870	$ 4,455
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of year	22
Balance at end of year	23	22	18	23	18
Debt securities measured at FVOCI and amortized cost [member]
Disclosure of financial assets [line items]
Balance at beginning of year	72	75	37	75	36
Provision for (reversal of) credit losses		(1)	(2)	(1)	(3)
Foreign exchange and other		(2)	(2)	(2)
Balance at end of year	72	72	33	72	33
Debt securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Balance at beginning of year	50
Balance at end of year	49	50	15	49	15
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	3
Balance at end of year	3	3	2	3	2
Stage 1 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	6	6	7	6	7
Provision for (reversal of) credit losses			(1)		(1)
Balance at end of year	6	6	6	6	6
Stage 1 [member] | Debt securities measured at amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	3
Balance at end of year	3	3	4	3	4
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	19
Balance at end of year	20	19	16	20	16
Stage 2 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	19	20	18	20	17
Provision for (reversal of) credit losses	1		(1)	1	(1)
Foreign exchange and other		(1)	(1)	(1)
Balance at end of year	20	19	16	20	16
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	972
Balance at end of year	1,050	972	913	1,050	913
Stage 3 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	47	49	12	49	12
Provision for (reversal of) credit losses	(1)	(1)		(2)	(1)
Foreign exchange and other		(1)	(1)	(1)
Balance at end of year	46	47	11	46	11
Stage 3 [member] | Debt securities measured at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	47
Balance at end of year	$ 46	$ 47	$ 11	$ 46	$ 11